S000018861 [Member] Investment Objectives and Goals - iShares National Muni Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® NATIONAL MUNI BOND ETF MUB | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds.